Basis of preparation	6 Months Ended
Jun. 30, 2026
Basis of Preparation [Abstract]
Basis of preparation
2.
Basis of preparation
a)
Statement of compliance:

The condensed interim consolidated financial statements are in compliance with IAS 34, Interim Financial Reporting. Accordingly, certain information and disclosures normally included in annual financial statements prepared in accordance with IFRS® Accounting Standards, as issued by the International Accounting Standards Board (“IASB®”), (which are referred to as “IFRS”), have been omitted or condensed. These condensed interim consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2025.

The condensed interim consolidated financial statements were authorized for issue by the Board of Directors on August 13, 2026.

b)
Material accounting policies:

The condensed interim consolidated financial statements were prepared using the same accounting policies and methods as those used in the Company’s consolidated financial statements for the year ended December 31, 2025, except as noted below.

Recent accounting pronouncements not yet adopted

Certain pronouncements were issued by the IASB or the International Financial Reporting Interpretations Committee that are mandatory for accounting periods commencing on or after January 1, 2027. Many are not applicable or do not have a significant impact to the Company and have been excluded.

IFRS 18 - Presentation and Disclosure of Financial Statement: In April 2024, the IASB issued the new standard IFRS 18 - Presentation and Disclosure of Financial Statements. This standard aims to bring more transparency and comparability to the financial performance of companies, enabling investors to make better investment decisions. IFRS 18 introduces three sets of new requirements: improved comparability of the profit or loss statement (statement of income), improved transparency of management-defined performance measures, and more useful grouping of information in financial statements. IFRS 18 will replace IAS 1 - Presentation of Financial Statements. This standard becomes effective for years beginning on or after January 1, 2027, and companies may apply it earlier subject to authorization by relevant regulators. The Company is assessing the impacts of IFRS 18 on its consolidated financial statements and related disclosures.

2. Basis of preparation (continued)

b) Material accounting policies (continued):

New accounting policies

IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures: In May 2024, the International Accounting Standards Board (IASB) issued narrow scope amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures. The amendments were incorporated into Part I of the CPA Canada Handbook - Accounting in October 2024. The amendments provide clarification that a financial liability is derecognized on the ‘settlement date’, i.e., the date on which the liability is extinguished as the obligation specified in the contract is discharged or cancelled or expired and provide an accounting policy option to derecognize a financial liability that is settled in cash using an electronic payment system before the settlement date if specified criteria are met. An entity that elects to apply this derecognition option shall apply it to all settlements made through the same electronic payment system. The amendments also clarify how to assess the contractual cash flow characteristics of financial assets with contingent features, including environmental, social and corporate governance (ESG) linked features and clarify that, for a financial asset to have ‘non-recourse’ features, the entity’s ultimate right to receive cash flows must be contractually limited to the cash flows generated by specified assets. The amendments also include factors that an entity should consider when assessing the cash flows underlying a financial asset with non-recourse features (the ‘look through’ test), clarify the characteristics of the contractually linked instruments that distinguish them from other transactions; and add new disclosure requirements for investments in equity instruments designated at fair value through other comprehensive income and financial instruments that have certain contingent features. The amendments are effective for annual reporting periods beginning on or after January 1, 2026. Earlier application was permitted. The amendments are to be applied retrospectively. In applying the amendments, an entity is not required to restate comparative periods. Adoption of the amendments to IFRS 9 and IFRS 7 on January 1, 2026 did not have a material impact on the Company's condensed interim consolidated financial statements.